Summary of Significant Accounting Policies	7 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Principles of Consolidation
The Company’s Consolidated Financial Statements are prepared in accordance with U.S. GAAP and include all majority-owned subsidiaries over which the Company exercises control and, when applicable, entities or joint ventures for which the Company has a controlling financial interest or is the primary beneficiary. When protective rights, substantive rights or other factors exist, further analysis is performed in order to determine whether or not there is a controlling financial interest. The Consolidated Financial Statements reflect the assets, liabilities, revenues and expenses of consolidated subsidiaries. All significant intercompany accounts and transactions have been eliminated.
Revenue Recognition
The Company recognizes revenue when control of promised goods or services is transferred to the customer. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled in exchange for transferring the goods or services.

The Company provides a variety of products and services to its customers. Most of the Company’s contracts consist of a single, distinct performance obligation or promise to transfer goods or services to a customer. For contracts that include multiple performance obligations, we allocate the total transaction price to each performance obligation using our best estimate of the stand-alone selling price of each identified performance obligation. A significant majority of our revenue relates to the shipment of off-the-shelf
products that is recognized when control is transferred to the customer. On a limited basis, we have agreements with customers that have multiple performance obligations. In determining whether there are multiple performance obligations, we first assess the goods or services promised in the customer arrangement and then consider the guidance in ASC 606, “Revenue from Contracts with Customers”, to evaluate whether goods and services are capable of being distinct and are considered distinct within the customer arrangement. To determine whether promised goods or services are separately identifiable (i.e., whether a promise to transfer a good or service is distinct in the context of the contract), we evaluate whether the contract is to deliver (1) multiple promised goods or services or (2) a combined item that comprises the individual goods or services promised in the contract. Substantially all revenue involving development and application engineering projects consists of a single performance obligation and is recognized at a point in time.
Revenue recognition and billing typically occur simultaneously for contracts recognized at a point in time. Therefore we do not have material revenues in excess of customer billings or billings to customers in excess of recognized revenues.
The period of benefit for the Company’s incremental costs of obtaining a contract generally have less than a one-year
duration; therefore, the Company applies the practical expedient available and expenses costs to obtain a contract when incurred.
Taxes Collected from Customers and Remitted to Governmental Authorities
The Company collects various taxes and fees as an agent in connection with the sale of products and remits these amounts to the respective taxing authorities. These taxes and fees have been presented on a net basis within Net sales in the Consolidated Statement of Operations and are recorded on the Consolidated Balance Sheet until remitted to the respective taxing authority.
Cash and Cash Equivalents
Cash and cash equivalents include all financial instruments purchased with an initial maturity of three months or less.
Trade Receivables
Trade receivables are presented net of an allowance for credit losses. The estimate of current expected credit losses on trade receivables considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. Estimated credit losses are reviewed periodically by management.
Inventories
Inventories are valued at the lower of cost or net realizable value. Fixed manufacturing overhead costs are allocated to inventory based on normal production capacity and abnormal manufacturing activities are recognized as period costs. Cost for inventories is determined using the first-in, first-out method.
The Company periodically reviews its quantities of inventories on hand and compares these amounts to the expected usage of each particular product. The Company records a charge to Cost of sales for any amounts required to reduce the carrying value of inventories to its net realizable value.

Property, Plant and Equipment
Property, plant and equipment, net is stated at historical cost, which includes the fair values of such assets acquired through acquisitions.
Impairment of Goodwill and Indefinite-Lived Intangible Assets
Goodwill represents the costs in excess of the fair value of net assets acquired through acquisitions by the Company. Indefinite-lived intangible assets consist of certain trade names.
The Company evaluates the recoverability of Goodwill and its indefinite-lived trade names annually or more frequently if an event occurs or circumstances change in the interim that would more likely than not reduce the fair value of the asset below its carrying amount. The annual impairment test date elected by the Company is the first day of its fourth quarter. The Company has two reporting units and a single reporting segment. Goodwill and indefinite-lived trade names are considered to be impaired when the carrying value of a reporting unit or asset exceeds its fair value.
In the evaluation of goodwill for impairment, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting entity is less than its carrying value. If the Company determines that it is more likely than not for a reporting unit’s fair value to be greater than its carrying value, a calculation of the fair value is not performed. If the Company determines that it is more likely than not for a reporting unit’s fair value to be less than its carrying value, a calculation of the reporting unit’s fair value is performed and compared to the carrying value of that reporting unit. In certain instances, the Company may elect to forgo the qualitative assessment and proceed directly to the quantitative impairment test. If the carrying value of a reporting unit exceeds its fair value, goodwill of that reporting unit is impaired and an impairment loss is recorded equal to the excess of the reporting unit’s carrying value over its fair value.
When a quantitative impairment test is needed, the Company measures fair value of reporting units based on a present value of future discounted cash flows. The discounted cash flow models indicate the fair value of the reporting units based on the present value of the cash flows that the reporting units are expected to generate in the future. Significant estimates in the discounted cash flow models include the weighted-average cost of capital, net sales and profitability of our business. No indication of impairment existed based on the Company’s evaluation for the period from inception (May 19, 2021) to December 31, 2021. No material events that would represent impairment indicators have occurred subsequent to the performance of the 2021 annual impairment test.
In the evaluation of indefinite-lived trade names for impairment, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the trade name is less than its carrying value. If the Company determines that it is more likely than not for the trade name’s fair value to be greater than its carrying value, a calculation of the fair value is not performed. If the Company determines that it is more likely than not that the trade name’s fair value is less than its carrying value, a fair value calculation is performed and compared to the carrying value of the trade name. In certain instances, the Company may elect to forgo the qualitative assessment and proceed directly to the quantitative impairment test. If the carrying amount of the indefinite-lived trade name exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company measures the fair value of its indefinite-lived trade names using the “relief from royalty” method. Significant estimates in this approach include projected revenues and royalty and discount rates for each trade name evaluated. No indication of impairment existed based on the Company’s evaluation for the period from inception (May 19, 2021) to December 31, 2021.
Impairment of Long-Lived Assets Other than Goodwill and Indefinite-Lived Intangible Assets
Definite-lived intangible assets primarily represent acquired customer relationships. The Company generally uses a straight-line amortization method with useful lives generally ranging from ten to twenty years.

The Company assesses its long-lived assets and definite-lived intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be fully recoverable. To analyze recoverability, the Company projects undiscounted net future cash flows over the remaining lives of such assets. If these projected cash flows are less than the carrying amounts, an impairment loss equal to the difference between the carrying amount of the asset and its fair value would be recognized, resulting in a write-down of the assets with a corresponding charge to earnings. Management determines fair value using the discounted cash flow method or other accepted valuation techniques.
Income Taxes
Income taxes for the Company are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the Consolidated Financial Statements and their respective tax basis. Deferred income tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred income tax assets are reported in Other assets in the Consolidated Balance Sheet. Deferred income tax liabilities are reported in the Consolidated Balance Sheet. The effect on deferred income tax assets and liabilities of a change in tax rates is generally recognized in Income tax expense in the period that includes the enactment date. Global Intangible
Low-Taxed
Income (“GILTI”) is accounted for as a current tax expense in the year the tax is incurred.
Valuation allowances are recorded if it is more likely than not that some portion of the deferred income tax assets will not be realized. In evaluating the need for a valuation allowance, the Company considers various factors, including the expected level of future taxable income and available tax planning strategies. Any changes in judgment about the valuation allowance are recorded through Income tax expense and are based on changes in facts and circumstances regarding realizability of deferred tax assets.
The Company must presume that an income tax position taken in a tax return will be examined by the relevant tax authority and determine whether it is more likely than not that the tax position will be sustained upon examination based upon the technical merits of the position. An income tax position that meets the more-likely-than-not
recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Company establishes a liability for unrecognized income tax benefits for income tax positions for which it is more likely than not that a tax position will not be sustained upon examination by the respective taxing authority to the extent such tax positions reduce the Company’s income tax liability. The Company recognizes interest and penalties related to unrecognized income tax benefits in Income tax expense in the Consolidated Statement of Operations.
Use of Estimates
The Company makes certain estimates and assumptions in preparing its Consolidated Financial Statements in accordance with U.S. GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses for the period presented. Actual results may differ from those estimates.